Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events

Increase in Authorized shares of Common Stock

On October 24, 2011, the Company's shareholders voted to increase the number of authorized shares of common stock from 74 million to 99 million.

Increase in Shares Reserved for Equity Incentive Plan

On October 24, 2011, the Company's shareholders voted to increase the number of authorized shares reserved for the Company's Equity Incentive Plan from 6 million to 8 million.

9. Subsequent Events

Private Placement

In February 2011, the Company raised $8,090,664 (before commissions and offering expenses) from the sale of 5,219,768 shares of common stock and warrants to purchase 2,609,898 shares of common stock at an exercise price of $2.25 per share, to various investors in a private placement. The warrants have a term of 60 months from the date of issuance. As a result of the Financing Transaction, the Company at the Closing issued to Summer Street Research Partners and Dawson James Securities, Inc. (collectively, the "Placement Agents"), who served as the placement agents for the Financing Transactions, warrants to purchase up to 208,791 shares of Common Stock (the "Placement Agent Warrants") on the same terms and conditions as the Investor Warrants and paid a commission of $566,345 to the Placement Agents as well as certain of their expenses.

Sponsored Research and Vaccine Production Agreement

In January 2011, the Company entered in to a Sponsored Research and Vaccine Production Agreement with the University of Pennsylvania extending our existing sponsored research agreement with that institution and providing certain manufacturing services for ICT-107 vaccine for use in our Phase II clinical trial.

Research Agreement

In January 2011, the Company amended the agreement with Averion to provide additional services in connection with our planned Phase II clinical study for our dendritic cell-based cancer vaccine product candidate for the treatment of glioblastoma for an additional cost of $469,807.